Goodwill (Tables)	12 Months Ended
Dec. 31, 2017
Intangible assets and goodwill [abstract]
Reconciliation Of Changes In Goodwil [Text Block]
The goodwill movements is detailed as follows:

Goodwill
ThCh$
As of January 1, 2016
Historic cost	99,490,372
Book Value	99,490,372

As of December 31, 2016
Additions for business combination (1)	234,476
Conversion effect	(2,798,297)
Book Value	96,926,551

As of December 31, 2016
Historic cost	96,926,551
Book Value	96,926,551

As of December 31, 2017
Conversion effect	(2,309,077)
Book Value	94,617,474

As of December 31, 2017
Historic cost	94,617,474
Book Value	94,617,474

(1) See Note 1, point (2).

Disclosure Of Carrying Amount Goodwill Related To Cash Generating Units Investments [Text Block]
The carrying amount of goodwill of the investments assigned to the CGUs within the Company’s segments is detailed as follows:

Segment	Cash Generating Unit	As of December 31, 2017	As of December 31, 2016
	(CGU)	ThCh$	ThCh$
Chile	Embotelladoras Chilenas Unidas S.A.	25,257,686	25,257,686
	Manantial S.A.	8,879,245	8,879,245
	Compañía Pisquera de Chile S.A.	9,808,550	9,808,550
	Los Huemules S.R.L.	47,443	47,443
	Subtotal	43,992,924	43,992,924
International Business	CCU Argentina S.A. and subsidiaries	5,355,254	6,851,916
	Marzurel S.A., Coralina S.A. and Milotur S.A.	6,956,760	7,260,675
	Bebidas del Paraguay S.A. y Distribuidora del Paraguay S.A.	5,896,392	6,404,892
	Subtotal	18,208,406	20,517,483
Wines	Viña San Pedro Tarapacá S.A.	32,416,144	32,416,144
	Subtotal	32,416,144	32,416,144
Total		94,617,474	96,926,551